CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary Shares	Treasury Shares	Additional Paid-in Capital	Accumulated Other Comprehensive loss	Accumulated Retained Earnings/(losses)	Total Zepp Health Corporation Shareholders' Equity	Non-controlling Interest	Total
Beginning Balance at Dec. 31, 2022	$ 26	$ (10,316)	$ 264,591	$ (2,333)	$ 135,371	$ 387,339	$ 1,937	$ 389,276
Beginning Balance (in shares) at Dec. 31, 2022	258,214,423
Treasury Shares, beginning (in shares) at Dec. 31, 2022		(12,875,736)
Exercise of option (in shares)	2,819,672
Repurchase of ordinary shares		$ (2,558)				(2,558)		(2,558)
Repurchase of ordinary shares (in shares)		7,331,208
Net loss					(31,020)	(31,020)	(66)	(31,086)
Foreign currency translation adjustment				(13,620)		(13,620)		(13,620)
Share-based compensation			8,795			8,795		8,795
Unrealized loss on available-for-sale investments, net of tax effect				1,945		1,945		1,945
Ending Balance at Dec. 31, 2023	$ 26	$ (12,874)	273,386	(14,008)	104,351	350,881	1,871	352,752
Ending Balance (in shares) at Dec. 31, 2023	261,034,095
Treasury Shares, ending (in shares) at Dec. 31, 2023		(20,206,944)
Exercise of option (in shares)	624,440
Repurchase of ordinary shares		$ (2,119)				(2,119)		(2,119)
Repurchase of ordinary shares (in shares)		9,466,980
Net loss					(75,733)	(75,733)	(75)	(75,808)
Foreign currency translation adjustment				(25,140)		(25,140)		(25,140)
Share-based compensation			4,778			4,778		4,778
Purchase of non-controlling interests			(48)			(48)	(657)	(705)
Unrealized loss on available-for-sale investments, net of tax effect				(1,030)		(1,030)		(1,030)
Ending Balance at Dec. 31, 2024	$ 26	$ (14,993)	278,116	(40,178)	28,618	251,589	1,139	252,728
Ending Balance (in shares) at Dec. 31, 2024	261,658,535
Treasury Shares, ending (in shares) at Dec. 31, 2024		(29,673,924)
Exercise of option (in shares)	9,068,960
Repurchase of ordinary shares		$ (1,160)				(1,160)		(1,160)
Repurchase of ordinary shares (in shares)		6,167,568
Net loss					(40,068)	(40,068)		(40,068)
Foreign currency translation adjustment				3,037		3,037		3,037
Share-based compensation			2,492			2,492		2,492
Purchase of non-controlling interests			68			68	$ (1,139)	(1,071)
Unrealized loss on available-for-sale investments, net of tax effect				(1,425)		(1,425)		(1,425)
Ending Balance at Dec. 31, 2025	$ 26	$ (16,153)	$ 280,676	$ (38,566)	$ (11,450)	$ 214,533		$ 214,533
Ending Balance (in shares) at Dec. 31, 2025	270,727,495
Treasury Shares, ending (in shares) at Dec. 31, 2025		(35,841,492)